Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SHORT TERM INCOME FUND
Prospectus Date	rr_ProspectusDate	Dec. 31, 2017
Supplement [Text Block]	pstif_SupplementTextBlock
Pioneer Short Term Income Fund

Supplement to the Prospectus, Summary Prospectus and Statement of Additional
Information, each dated December 31, 2017

Effective February 5, 2018, the fund is eliminating the front-end sales charge (load) on Class A shares.

Accordingly, on or after February 5, 2018, Class A shares may be purchased at net asset value without paying an initial sales charge. In addition, Class A shares purchased on or after February 5, 2018 also will not be subject to a contingent deferred sales charge (CDSC).

Until February 5, 2018, the following replaces the corresponding information in the section "Fees and expenses of the fund" in the "Fund summary":

Shareowner fees

(fees paid directly from your investment)                                                                         Class A
Maximum sales charge (load) when you buy shares (as a percentage of offering
     price)                                                                                                                                 2.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the
     amount you receive when you sell shares, whichever is less)                                   None/1/

1 Class A purchases of $500,000 or more that are not subject to an initial sales charge may be subject to a contingent deferred sales charge of 1%. See "Sales charges."
Pioneer Short Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pstif_SupplementTextBlock
Pioneer Short Term Income Fund

Supplement to the Prospectus, Summary Prospectus and Statement of Additional
Information, each dated December 31, 2017

Effective February 5, 2018, the fund is eliminating the front-end sales charge (load) on Class A shares.

Accordingly, on or after February 5, 2018, Class A shares may be purchased at net asset value without paying an initial sales charge. In addition, Class A shares purchased on or after February 5, 2018 also will not be subject to a contingent deferred sales charge (CDSC).

Until February 5, 2018, the following replaces the corresponding information in the section "Fees and expenses of the fund" in the "Fund summary":

Shareowner fees

(fees paid directly from your investment)                                                                         Class A
Maximum sales charge (load) when you buy shares (as a percentage of offering
     price)                                                                                                                                 2.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the
     amount you receive when you sell shares, whichever is less)                                   None/1/

1 Class A purchases of $500,000 or more that are not subject to an initial sales charge may be subject to a contingent deferred sales charge of 1%. See "Sales charges."
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner fees (fees paid directly from your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A purchases of $500,000 or more that are not subject to an initial sales charge may be subject to a contingent deferred sales charge of 1%. See "Sales charges."
Pioneer Short Term Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]

[1]	Class A purchases of $500,000 or more that are not subject to an initial sales charge may be subject to a contingent deferred sales charge of 1%. See "Sales charges."